SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2017
Bottom of range | Building
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	4 years
Bottom of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	2 years
Bottom of range | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	3 years
Bottom of range | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	2 years
Bottom of range | Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	3 years
Top of range | Building
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	30 years
Top of range | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	7 years
Top of range | Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	5 years
Top of range | Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	10 years
Top of range | Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful Life	5 years